Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Comprehensive loss	$ (34,742)	$ (37,173)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2016-26.51%)	(9,211)	(9,856)
Permanent differences	13,015	5,099
Share issuance costs	(4,502)	(2,965)
Stock-based compensation benefits	(4,722)	0
State tax losses	(4,875)	0
Other items	367	(39)
Foreign tax rate differential	711	(664)
Increase in valuation allowance	9,217	8,425
Provision for income tax (recovery) expense	$ 0	$ 0
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.51%	26.51%